Stockholders' Deficit - Convertible Securities (Details) (USD $)	12 Months Ended		0 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Feb. 04, 2013 Senior Secured Promissory Note [Member]	Dec. 31, 2012 Senior Secured Promissory Note [Member]	Feb. 03, 2012 Senior Secured Promissory Note [Member]	Dec. 31, 2013 Additional Paid-in Capital [Member] Senior Secured Promissory Note [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt instrument, face amount (in dollars)					$ 550,000
Debt conversion, converted instrument, amount (in dollars)			112,150	437,850
Conversion of notes payable into common stock (shares)	6,903,872	2,069,439	773,983	2,069,439
Debt instrument, convertible, conversion price (per share)			$ 0.145	$ 0.21
Embedded derivative, conversion of notes into common stock				$ 83,663		$ 12,461